Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO (Joseph Zubretsky)(1) ($)	Compensation Actually Paid to PEO (Joseph Zubretsky)(1),(2),(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1),(2),(3) ($)	Value of Initial Fixed $100 Investment Based on:(4)		Net Income ($ Millions)	Adjusted Net Income per Diluted Share(5) ($)
					TSR ($)	Peer Group TSR ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2025	18,340,783	(15,257,347)	5,061,439	(2,470,656)	81.60	161.89	472	11.03
2024	21,944,109	15,398,868	5,427,204	3,759,320	136.85	150.36	1,179	22.65
2023	21,491,723	25,202,450	4,707,296	2,881,779	169.88	142.64	1,091	20.88
2022	22,131,256	41,668,352	5,392,703	9,278,192	155.27	140.31	792	17.92
2021	19,961,698	75,905,547	4,196,221	10,545,861	149.56	129.09	659	13.54

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote	Joseph Zubretsky was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021	2022	2023	2024	2025

Mark L. Keim	Mark L. Keim	Mark L. Keim	Mark L. Keim	Mark L. Keim
James E. Woys	James E. Woys	James E. Woys	James E. Woys	James E. Woys
Jeff D. Barlow	Jeff D. Barlow	Jeff D. Barlow	Jeff D. Barlow	Jeff D. Barlow
Marc S. Russo	Marc S. Russo	Maurice S. Hebert	Debra J. Bacon	Debra J. Bacon
Thomas L. Tran		Marc S. Russo

Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes the peer companies (the “Compensation Peer Group”) used for compensation benchmarking purposes for the year 2025, which is listed in our Compensation Discussion & Analysis section of the proxy statement. The Peer Group TSR is weighted according to the respective peer companies’ stock market capitalization on December 31, 2020. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the Compensation Peer Group, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 18,340,783	$ 21,944,109	$ 21,491,723	$ 22,131,256	$ 19,961,698
PEO Actually Paid Compensation Amount	$ (15,257,347)	15,398,868	25,202,450	41,668,352	75,905,547
Adjustment To PEO Compensation, Footnote

Year	Summary Compensation Table Total for Joseph Zubretsky ($)	Exclusion of Change in Pension Value for Joseph Zubretsky ($)	Exclusion of Stock Awards for Joseph Zubretsky ($)	Inclusion of Equity Values for Joseph Zubretsky ($)	Compensation Actually Paid to Joseph Zubretsky ($)

2025	18,340,783	—	(16,199,988)	(17,398,142)	(15,257,347)
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Joseph Zubretsky ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Joseph Zubretsky ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Joseph Zubretsky ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Joseph Zubretsky ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Joseph Zubretsky ($)	Total - Inclusion of Equity Values for Joseph Zubretsky ($)

2025	3,903,088	(21,930,957)	—	629,727	—	(17,398,142)

Non-PEO NEO Average Total Compensation Amount	$ 5,061,439	5,427,204	4,707,296	5,392,703	4,196,221
Non-PEO NEO Average Compensation Actually Paid Amount	$ (2,470,656)	3,759,320	2,881,779	9,278,192	10,545,861
Adjustment to Non-PEO NEO Compensation Footnote

Year	Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2025	5,061,439	(41,966)	(4,112,591)	(3,377,538)	(2,470,656)

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2025	990,826	(4,494,884)	—	126,520	—	(3,377,538)

Compensation Actually Paid vs. Total Shareholder Return
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and the Company’s cumulative TSR over the five most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and our net income during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and our Adjusted Net Income per Diluted Share during the five most recently completed fiscal years. In previous years, the equity compensation actually paid to the PEO and NEOs was significantly impacted by stock price appreciation related both to the Company’s financial results and to its forward P/E multiple from significant actual and expected revenue growth.

Total Shareholder Return Vs Peer Group	The following chart compares our cumulative TSR over the five most recently completed fiscal years to that of the 2025 Compensation Peer Group over the same period.
Tabular List, Table

Performance Measures

Adjusted Net Income per Diluted Share

Total Shareholder Return Amount	$ 81.60	136.85	169.88	155.27	149.56
Peer Group Total Shareholder Return Amount	161.89	150.36	142.64	140.31	129.09
Net Income (Loss)	$ 472,000,000	$ 1,179,000,000	$ 1,091,000,000	$ 792,000,000	$ 659,000,000
Company Selected Measure Amount | $ / shares	11.03	22.65	20.88	17.92	13.54
PEO Name	Joseph Zubretsky
Additional 402(v) Disclosure	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below. Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the amounts from the Stock Awards column set forth in the Summary Compensation Table.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Net Income per Diluted Share
Non-GAAP Measure Description	We determined Adjusted EPS to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2025. Adjusted EPS represents adjusted net income divided by weighted average common shares outstanding on a fully diluted basis. Adjusted net income represents GAAP net income recognizing adjustments, net of tax. Adjustments represent additions and deductions to GAAP net income which include the non-cash impact of amortization of acquired intangible assets, acquisition-related expenses, and the impact of certain expenses and other items that management believes are not indicative of longer-term business trends and operations. This performance measure may not have been the most important financial performance measure for the four preceding fiscal years and we may determine a different financial performance measure to be the most important financial performance measure in future years.
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,199,988)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(17,398,142)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,903,088
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(21,930,957)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	629,727
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(41,966)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,112,591)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,377,538)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	990,826
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,494,884)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	126,520
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0